Taxation	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Taxation
10     Taxation
Recognition and measurement
The taxation charge contains both current and deferred tax.
Current tax is the tax expected to be payable on the taxable income for the year calculated using rates applicable during the year. It includes adjustments for tax expected to be payable or recoverable in respect of previous periods. Where the amount of tax payable or recoverable is uncertain, we establish provisions based on either: the Group’s judgment of the most likely amount of the liability or recovery; or, when there is a wide range of possible outcomes, a probability weighted average approach.
Deferred tax is calculated in accordance with IAS 12 using rates that have been enacted or substantively enacted at the balance sheet date. Where the recognition of an asset and liability from a single transaction gives rise to equal and off-setting temporary differences, we apply the Initial Recognition Exemption allowed by IAS 12, and consequently recognise neither a deferred tax asset nor a deferred tax liability in respect of these temporary differences. Primarily this occurs with new lease arrangements and changes in closure cost estimates for assets in operation. Under the amendment to IAS 12, deferred tax assets and liabilities will be required to be recognised in respect of such temporary differences (Refer to note 40 on page 222).

Other relevant judgments - Uncertain tax positions
The Group operates across a large number of jurisdictions and is subject to review and challenge by local tax authorities on a range of tax matters. Where the amount of tax payable or recoverable is uncertain, whether due to the local tax authority challenge or due to uncertainty regarding the appropriate treatment, judgment is required to assess the probability that the adopted treatment will be accepted. In accordance with IFRIC 23, if it is not probable that the treatment will be accepted, the Group accounts for uncertain tax provisions for all matters worldwide based on the Group’s judgment of the most likely amount of the liability or recovery, or where there is a wide range of possible outcomes, using a probability weighted average approach. Uncertain tax provisions include any related interest and penalties.
In July 2022 we reached agreement with the Australian Tax Office (ATO) on all tax matters in dispute. We also reached agreement with the Inland Revenue Authority of Singapore in relation to transfer pricing for the same historical years (2010 to 2021).

Taxation charge

	Note	2022 US$m	2021 US$m	2020 US$m
– Current		4,851	8,144	5,169
– Deferred	15	735	114	(178)
Total taxation charge		5,586	8,258	4,991
Prima facie tax reconciliation

	2022 US$m	2021 US$m Adjusted(i)	2020 US$m Adjusted(i)
Profit before taxation(a)	18,662	30,833	15,391

Prima facie tax payable at UK rate of 19% (2021: 19%; 2020: 19%)(b)	3,546	5,858	2,924
Higher rate of taxation of 30% on Australian earnings (2021: 30%; 2020: 30%)	1,550	2,598	1,748
Other tax rates applicable outside the UK and Australia	(17)	103	(181)
Tax effect of profit from equity accounted units, related impairments and expenses(a)	(109)	(198)	(59)
Impact of changes in tax rates	(11)	—	—
Resource depletion allowances	(40)	(52)	(34)
Recognition of previously unrecognised deferred tax assets(c)	(261)	(212)	(182)
Write-down of previously recognised deferred tax assets(d)	820	—	237
Utilisation of previously unrecognised deferred tax assets(e)	(37)	(200)	(15)
Unrecognised current year operating losses(f)	212	107	328
Adjustments in respect of prior periods(g)	(222)	40	9
Other items(h)	155	214	216
Total taxation charge	5,586	8,258	4,991
(a)The Group profit before tax includes profit after tax of equity accounted units. Consequently, the tax effect on the profit from equity accounted units is included as a separate reconciling item in this prima facie tax reconciliation.
(b)As a UK headquartered and listed Group, the reconciliation of expected tax on accounting profit to tax charge uses the UK corporation tax rate to calculate the prima facie tax payable. Rio Tinto is also listed in Australia, and the reconciliation includes the impact of the higher tax rate in Australia where a significant proportion of the Group's profits are currently earned. The impact of other tax rates applicable outside the UK and Australia is also included. The weighted average statutory corporate tax rate on profit before tax is approximately 29% (2021: 29% 2020: 30%).
(c)The recognition of previously unrecognised deferred tax assets relates primarily to Oyu Tolgoi where ongoing progress towards sustainable underground production in the current and comparative periods reduces the risk of tax losses that expire if not recovered against taxable profits within eight years. In the comparative period to 31 December 2021 the recognition of previously unrecognised deferred tax assets also included the recognition of prior year deferred tax assets in our Australian Aluminium business.
(d)The write-down of previously recognised deferred tax assets relates to deferred tax assets of our US businesses. The enactment of the US Inflation Reduction Act of 2022 in August included a new Corporate Alternative Minimum Tax (CAMT) regime which applies a minimum tax rate of 15% on accounting profits. As a result of the new legislation, which does not give relief for some Federal deferred tax assets, the deferred tax assets previously recognised have been written down. In the comparative period to 31 December 2020 the write-down of previously recognised deferred tax assets relates primarily to the partial de-recognition of deferred tax assets in our Australian Aluminium business.
(e)In 2021, the utilisation of previously unrecognised deferred tax assets arose due to higher than forecast profits in the year at Oyu Tolgoi.
(f)Unrecognised current year operating losses include tax losses around the Group for which no tax benefit is currently recognised due to uncertainty regarding whether suitable taxable profits will be earned in future to obtain value for the tax losses. In 2020, unrecognised current year operating losses included allowable foreign exchange losses in the UK for which no tax benefit was recognised.
(g)In the year to 31 December 2022, adjustments in respect of prior periods includes amounts related to the settlement of all tax disputes with the Australian Tax Office for the years 2010 to 2021.
(h)Other items include non-deductible costs and withholding taxes, and various adjustments to provisions for taxation, the most significant of which relate to transfer pricing matters, including issues previously under discussion with the Australian Tax Office.
(i)The presentation of the prima facie tax reconciliation comparatives has been revised. We have allocated the tax relating to exclusions (historically shown separately in the financial statements) to the appropriate tax line items above. The presentation of the impact of including profit after tax from equity accounted units within the Group profit before tax has also been revised as described in note (a) above.
10     Taxation continued

	2022 US$m	2021 US$m	2020 US$m
Tax on fair value movements:
– Cash flow hedge fair value gains	21	62	3
Tax (charge)/credit on re-measurement gains/(losses) on pension and post-retirement healthcare plans	(123)	(305)	112
Deferred tax relating to components of other comprehensive income for the year (note 15)	(102)	(243)	115
Future tax developments
We continue to monitor the Organisation for Economic Co-operation and Development’s (OECD) Two Pillar Solution to address the Tax Challenges Arising from the Digitalisation of the Economy. Pillar Two of those proposals seeks to apply a 15% global minimum tax and is expected to be enacted in 2023 with application to the Group from 1 January 2024. We note the release in July by the UK Government of draft legislation to implement a "Multinational Top-up Tax" on a country-by-country basis in line with Pillar Two.
We are in the process of evaluating the cash tax and accounting implications of the Pillar Two global minimum tax rules under IAS 12. Recognition of any impact will only occur once legislation has been substantively enacted.